Supplementary Oil and Gas Information - (Unaudited)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Supplementary Oil and Gas Information - (Unaudited)

SUPPLEMENTARY OIL AND GAS INFORMATION - (UNAUDITED)

The disclosures contained in this section provide oil and gas information in accordance with the U.S. standard, “Extractive Activities – Oil and Gas”. Obsidian Energy’s financial reporting is prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

For the years ended December 31, 2025 and 2024, Obsidian Energy has filed our reserves information under National Instrument 51-101 – “Standards of Disclosure of Oil and Gas Activities” (“NI 51-101”), which prescribes the standards for the preparation and disclosure of reserves and related information for companies listed in Canada.

There are significant differences to the type of volumes disclosed and the basis from which the volumes are economically determined under the United States Securities and Exchange Commission (“SEC”) requirements and NI 51-101. The SEC requires disclosure of net reserves, after royalties, using 12-month average prices and current costs; whereas NI 51-101 requires gross reserves, before royalties, using forecast pricing and costs. Therefore, the difference between the reported numbers under the two disclosure standards can be material.

For the purposes of determining proved oil and natural gas reserves for SEC requirements as at December 31, 2025 and 2024, Obsidian Energy used the 12-month average price, defined by the SEC as the unweighted arithmetic average of the first day-of-the-month price for each month within the 12-month period prior to the end of the reporting period.

NET PROVED OIL AND NATURAL GAS RESERVES

Obsidian Energy engaged independent qualified reserve evaluator, GLJ Ltd. (“GLJ”), to evaluate Obsidian Energy’s proved developed and proved undeveloped oil and natural gas reserves as at December 31, 2025 and 2024. As at December 31, 2025 and 2024, all of Obsidian Energy’s oil and natural gas reserves are located in Canada. The changes in the Company’s net proved reserve quantities are outlined below.

Net reserves include Obsidian Energy’s remaining working interest and royalty reserves, less all Crown, freehold, and overriding royalties and other interests that are not owned by Obsidian Energy.

Proved reserves are those estimated quantities of oil, natural gas and natural gas liquids that can be estimated with a high degree of certainty to be economically recoverable under existing economic and operating conditions.

Proved developed reserves are those proved reserves that are expected to be recovered from existing wells and installed facilities or, if facilities have not been installed, that would involve a low expenditure to put the reserves on production. Proved developed reserves may be subdivided into producing and non-producing.

Proved undeveloped reserves are those reserves that are expected to be recovered from known accumulations where a significant expenditure is required to render them capable of production.

Obsidian Energy cautions users of this information as the process of estimating oil and natural gas reserves is subject to a level of uncertainty. The reserves are based on economic and operating conditions; therefore, changes can be made to future assessments as a result of a number of factors, which can include new technology, changing economic conditions and development activity.

YEAR ENDED DECEMBER 31, 2025 CONSTANT PRICES AND COSTS

	Light and Medium Oil (mmbbl)	Heavy Oil (mmbbl)	Natural Gas (bcf)	Coal bed methane (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
Net Proved Developed and
Proved Undeveloped Reserves (1)
December 31, 2024	50	23	254	-	12	128
Extensions & Discoveries	1	6	7	-	-	8
Improved Recovery & Infill Drilling	1	-	6	-	-	3
Technical Revisions	-	1	30	-	2	7
Acquisitions	1	-	6	-	-	2
Dispositions	(28)	-	(83)	-	(3)	(45)
Production	(3)	(4)	(19)	-	(1)	(11)
Change for the year	(28)	3	(54)	-	(2)	(36)
December 31, 2025	22	26	201	-	11	92
Developed	11	16	111	-	5	50
Undeveloped	11	10	90	-	6	42
Total (2)	22	26	201	-	11	92

(1)
Columns may not add due to rounding.
(2)
Obsidian Energy does not file any estimates of total net proved oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

YEAR ENDED DECEMBER 31, 2024 CONSTANT PRICES AND COSTS

	Light and Medium Oil (mmbbl)	Heavy Oil (mmbbl)	Natural Gas (bcf)	Coal bed methane (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
Net Proved Developed and
Proved Undeveloped Reserves (1)
December 31, 2023	51	12	276	-	11	121
Extensions & Discoveries	-	8	4	-	-	9
Improved Recovery & Infill Drilling	3	-	9	-	1	5
Technical Revisions	-	1	(9)	-	1	2
Acquisitions	-	5	-	-	-	5
Dispositions	-	-	-	-	-	-
Production	(5)	(3)	(26)	-	(1)	(14)
Change for the year	(1)	11	(22)	-	1	7
December 31, 2024	50	23	254	-	12	128
Developed	30	14	149	-	6	75
Undeveloped	20	9	105	-	6	53
Total (2)	50	23	254	-	12	128

(1)
Columns may not add due to rounding.
(2)
Obsidian Energy does not file any estimates of total net proved oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

In 2025, the Company continued development and delineation in our Peace River (heavy oil) and Willesden Green (light oil) areas. In Peace River we focused on primary development in the Clearwater and Bluesky and advanced our waterflood initiatives with two pilots in the area. In Willesden Green, we began our program mid-year and drilled wells in the Cardium as well as in the emerging Belly River formation. A total of 75 (66.8 net) wells were drilled with 64 (59.1 net) wells brought on production.

In April 2025, the Company sold our operated Pembina assets and this transaction predominately accounts for the dispositions noted in the table above.

In the prior year, in 2024, the Company accelerated activity in Peace River which led to production growth in the area. The Company remained active in our light oil assets as we maintained production levels in that area. In 2024, a total of 84 (71.6 net) wells were drilled with 82 (70.0 net) wells brought on production.

CAPITALIZED COSTS

As at December 31, ($CAD millions)	2025	2024
Proved oil and gas properties	$8,539.4	$8,237.0
Unproved oil and gas properties	-	-
Total capitalized costs	8,539.4	8,237.0
Accumulated depletion and depreciation	(7,067.2)	(6,896.1)
Net capitalized costs (1)	$1,472.2	$1,340.9

(1)
Excludes the carrying value of proved oil and gas properties of $381.6 million classified as asset held for sale in 2024.

COSTS INCURRED

For the years ended December 31, ($CAD millions)	2025	2024
Property acquisition costs
Proved oil and gas properties	$15.0	$84.9
Unproved oil and gas properties	12.7	0.5
Exploration costs (1)	0.5	-
Development costs (2)	284.2	342.3
Change in decommissioning liability estimate	9.6	22.7
Capital expenditures	$322.0	$450.4

(1)
Cost of geological and geophysical capital expenditures and costs on exploratory plays.
(2)
Includes equipping and facilities capital expenditures.

STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS AND CHANGES THEREIN

The standardized measure of discounted future net cash flows is based on estimates made by GLJ for 2025 and 2024 of net proved reserves. Future cash inflows are computed based on constant prices and cost assumptions from annual future production of proved oil and natural gas reserves. Future development and production costs are based on constant price assumptions and assume the continuation of existing economic conditions. Constant prices are calculated as the unweighted arithmetic average of the first day of the month price for each month for the prior 12-month calendar period. Income taxes are calculated by applying statutory income tax rates in effect at the end of the fiscal period. The standardized measure of discounted future net cash flows is computed using a 10 percent discount factor.

Obsidian Energy cautions users of this information that the discounted future net cash flows relating to proved oil and natural gas reserves are neither an indication of the fair market value of our oil and natural gas properties, nor of the future net cash flows expected to be generated from such properties. The discounted future cash flows do not include the fair market value of exploratory properties and probable or possible oil and natural gas reserves, nor is consideration given to the effect of anticipated future changes in oil and natural gas prices, development, asset retirement and production costs and possible changes to tax and royalty regulations. The prescribed discount rate of 10 percent is arbitrary and may not reflect applicable future interest rates.

STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS

For the years ended December 31, ($CAD millions)	2025	2024
Future cash inflows	$4,921	$8,266
Future production costs	(1,883)	(3,681)
Future development/ abandonment costs	(1,036)	(1,612)
Undiscounted pre-tax cash flows	2,002	2,973
Income taxes	-	(184)
Future net cash flows	2,002	2,789
Less 10% annual discount factor	(730)	(994)
Standardized measure of discounted future net cash flows	$1,272	$1,795

STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOW

For the years ended December 31, ($CAD millions)	2025	2024
Standardized measure of discounted future net cash flows at beginning of year	$1,795	$1,855
Oil and gas sales during period net of production costs and royalties (1)	(306)	(460)
Changes due to prices and royalties (2)	(483)	(309)
Actual development costs during the period (3)	297	342
Changes in future development costs (4)	(19)	28
Changes resulting from extensions, infills and improved recovery (5)	179	210
Changes resulting from discoveries (5)	-	-
Changes resulting from acquisitions of reserves (5)	22	72
Changes resulting from dispositions of reserves (5)	(480)	-
Accretion of discount (6)	168	172
Net change in income tax (7)	54	29
Changes resulting from other changes and technical reserves revisions plus effects on timing (5)	(47)	247
All other changes (8)	90	(390)
Standardized measure of discounted future net cash flows at end of year	$1,272	$1,795

(1)
Company actual before income taxes, excluding general and administrative expenses.
(2)
The impact of changes in prices and other economic factors on future net revenue.
(3)
Actual capital expenditures relating to the exploration, development and production of oil and gas reserves.
(4)
The change in forecast development costs.
(5)
End of period net present value of the related reserves.
(6)
Estimated as 10 percent of the beginning of period net present value and the period forecast before tax cashflow net present value.
(7)
The difference between forecast income taxes at beginning of period and the actual taxes for the period plus forecast income taxes at the end of period.
(8)
Includes changes due to revised production profiles, development timing, operating costs, royalty rates and actual prices received versus forecast, etc.